Going Concern Uncertainty (Details Narrative) (USD $)	3 Months Ended		11 Months Ended	12 Months Ended					73 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2014
Going Concern Uncertainty Details Narrative
Net loss	$ 2,186,112	$ 323,113	$ 17,487	$ 1,022,092	$ 1,017,820	$ 831,733	$ 1,648,082	$ 998,930	$ 7,722,256